DEBT (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Aggregate maturities of long-term debt
2013	$ 40,000
2014	115,000
2015	40,000
2016	40,000
Total long-term debt	$ 235,000	$ 350,000